UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: October 31, 2009

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Income Fund of America®
Investment portfolio

October 31, 2009
  unaudited

Common stocks — 59.14%	Shares	Value (000)

INDUSTRIALS — 7.52%
Waste Management, Inc.1	26,835,500	$801,845
Emerson Electric Co.	15,145,000	571,724
Schneider Electric SA2	4,970,003	516,874
United Technologies Corp.	7,835,000	481,461
Boeing Co.	6,450,000	308,310
Finmeccanica SpA2	12,161,442	204,403
Masco Corp.	16,253,200	190,975
Atlas Copco AB, Class A2	13,000,000	178,316
Norfolk Southern Corp.	3,500,000	163,170
United Parcel Service, Inc., Class B	2,650,000	142,252
Hubbell Inc., Class B	3,272,100	139,162
Honeywell International Inc.	3,850,000	138,176
Rockwell Automation	3,000,000	122,850
De La Rue PLC1,2	6,369,718	95,526
Macquarie Korea Infrastructure Fund1,2	21,541,078	90,674
Watsco, Inc.	1,707,900	87,479
AB SKF, Class B2	5,040,786	81,516
Cooper Industries PLC, Class A	2,005,000	77,573
Avery Dennison Corp.	1,788,724	63,768
Vallourec SA2	368,982	58,416
R.R. Donnelley & Sons Co.	2,845,400	57,136
Applied Industrial Technologies, Inc.1	2,738,790	55,406
SembCorp Industries Ltd2	16,689,500	39,036
Qantas Airways Ltd.2	8,095,285	19,849
Delta Air Lines, Inc.3	1,588,066	11,339
UAL Corp.3	59,995	390
		4,697,626

CONSUMER STAPLES — 7.34%
Kraft Foods Inc., Class A	26,700,821	734,807
Philip Morris International Inc.	15,252,096	722,339
Coca-Cola Co.	9,225,000	491,785
H.J. Heinz Co.	10,111,700	406,895
Unilever NV, depository receipts2	7,880,000	242,992
Unilever NV (New York registered)	5,051,750	156,049
Hershey Co.	6,836,000	258,332
General Mills, Inc.	3,870,000	255,110
Procter & Gamble Co.	3,150,000	182,700
Reynolds American Inc.	3,650,000	176,952
Sysco Corp.	6,210,000	164,255
Tesco PLC2	24,525,000	163,916
Clorox Co.	2,300,000	136,229
Kimberly-Clark Corp.	2,125,000	129,965
British American Tobacco PLC2	4,000,000	127,916
Coca-Cola Amatil Ltd.2	11,382,453	107,804
SABMiller PLC2	3,876,000	101,945
ConAgra Foods, Inc.	1,340,400	28,148
		4,588,139

UTILITIES — 6.75%
GDF Suez2	21,574,270	904,044
Duke Energy Corp.	35,066,172	554,747
Entergy Corp.	4,942,600	379,196
FirstEnergy Corp.	8,096,500	350,416
Exelon Corp.	6,770,000	317,919
SUEZ Environnement Co.2	10,530,000	234,609
PG&E Corp.	4,654,665	190,329
DTE Energy Co.	5,000,000	184,900
PPL Corp.	5,800,000	170,752
Snam Rete Gas SpA2	29,708,326	144,316
Hongkong Electric Holdings Ltd.2	26,754,000	142,946
E.ON AG2	3,435,560	131,485
Consolidated Edison, Inc.	3,000,000	122,040
Progress Energy, Inc.	2,045,400	76,764
American Electric Power Co., Inc.	2,500,000	75,550
RWE AG2	725,000	63,563
NiSource Inc.	4,859,596	62,786
DUET Group2	38,369,915	57,604
Spark Infrastructure2	50,400,000	54,335
		4,218,301

TELECOMMUNICATION SERVICES — 6.73%
Verizon Communications Inc.	47,880,000	1,416,769
Telefónica, SA2	33,042,800	923,447
Koninklijke KPN NV2	46,239,757	839,375
AT&T Inc.	30,259,621	776,765
Telstra Corp. Ltd.2	45,368,954	134,959
Bell Aliant Regional Communications Income Fund	2,242,150	55,810
Telefónica 02 Czech Republic, AS2	2,200,000	52,091
Sprint Nextel Corp., Series 13	760,501	2,251
CenturyTel, Inc.	52,094	1,691
American Tower Corp., Class A3	42,271	1,556
XO Holdings, Inc.3	9,158	7
		4,204,721

FINANCIALS — 6.09%
Australia and New Zealand Banking Group Ltd.2	22,650,000	460,010
HSBC Holdings PLC (United Kingdom)2	18,274,236	202,541
HSBC Holdings PLC (Hong Kong)2	14,326,382	156,952
HSBC Holdings PLC (ADR)	1,460,000	80,869
Unibail-Rodamco SE, non-registered shares2	1,193,800	264,667
Citigroup Inc.	59,123,076	241,813
Banco Santander, SA2	13,998,356	225,613
People’s United Financial, Inc.	13,000,000	208,390
Crédit Agricole SA2	10,492,341	201,761
Equity Residential, shares of beneficial interest	6,842,800	197,620
Macquarie Group Ltd.2	4,500,000	195,181
U.S. Bancorp	7,994,000	185,621
Bank of America Corp.	11,504,768	167,740
First Niagara Financial Group, Inc.1	11,650,000	149,586
Arthur J. Gallagher & Co.1	6,000,000	133,860
Alexandria Real Estate Equities, Inc.1	2,450,000	132,716
Hospitality Properties Trust	6,000,000	115,860
JPMorgan Chase & Co.	2,245,000	93,774
QBE Insurance Group Ltd.2	4,662,792	93,708
HCP, Inc.	2,442,300	72,268
Wells Fargo & Co.	2,200,000	60,544
Itaúsa — Investimentos Itaú SA, preferred nominative	9,337,770	53,214
Itaú Unibanco Holding SA, preferred nominative (ADR)	2,544,352	48,699
Boardwalk Real Estate Investment Trust	1,199,000	41,039
AXA SA2	875,000	21,772
		3,805,818

ENERGY — 5.55%
Royal Dutch Shell PLC, Class B (ADR)	8,100,000	471,096
Royal Dutch Shell PLC, Class A (ADR)	5,000,000	297,050
Royal Dutch Shell PLC, Class B2	3,797,147	110,166
Chevron Corp.	11,125,000	851,508
TOTAL SA (ADR)	3,640,000	218,655
TOTAL SA2	3,255,000	194,068
Spectra Energy Corp	18,311,414	350,114
Diamond Offshore Drilling, Inc.	3,030,000	288,607
ConocoPhillips	5,500,000	275,990
Penn West Energy Trust	10,775,000	178,968
BP PLC2	16,000,000	150,918
ARC Energy Trust	4,444,700	80,241
		3,467,381

HEALTH CARE — 5.33%
Merck & Co., Inc.	34,875,000	1,078,684
Bristol-Myers Squibb Co.	33,775,500	736,306
Pfizer Inc	26,050,000	443,631
Eli Lilly and Co.	12,890,000	438,389
Alcon, Inc.	1,577,400	225,237
Novartis AG (ADR)	3,000,000	155,850
Johnson & Johnson	2,150,000	126,957
AstraZeneca PLC (United Kingdom)2	2,500,000	112,543
Schering-Plough Corp.	439,243	12,387
Clarent Hospital Corp.1,2,3	484,684	24
		3,330,008

MATERIALS — 3.39%
E.I. du Pont de Nemours and Co.	13,440,000	427,661
Weyerhaeuser Co.1	10,728,000	389,856
BHP Billiton PLC (ADR)	3,460,000	187,532
BHP Billiton PLC2	4,780,558	129,499
Dow Chemical Co.	10,055,000	236,092
MeadWestvaco Corp.1	10,100,696	230,599
Grupo México, SAB de CV, Series B3	78,500,000	155,869
Fletcher Building Ltd.2	25,461,500	150,106
Impala Platinum Holdings Ltd.2	3,937,112	85,576
PPG Industries, Inc.	1,106,900	62,462
Georgia Gulf Corp.1,3	2,659,046	38,210
Freeport-McMoRan Copper & Gold Inc.3	300,000	22,008
		2,115,470

CONSUMER DISCRETIONARY — 3.21%
McDonald’s Corp.	11,916,400	698,420
Home Depot, Inc.	20,900,000	524,381
H & M Hennes & Mauritz AB, Class B2	2,277,000	131,135
Vivendi SA2	4,500,000	124,798
Tatts Group Ltd.2	53,500,000	118,146
Nordstrom, Inc.	3,587,188	114,001
CBS Corp., Class B, nonvoting shares	7,000,000	82,390
VF Corp.	1,065,000	75,658
Regal Entertainment Group, Class A	4,827,018	60,869
Leggett & Platt, Inc.	1,874,000	36,224
Kesa Electricals PLC2	10,900,000	23,690
Ford Motor Co.3	2,169,728	15,188
Time Warner Cable Inc.	66,361	2,617
Adelphia Recovery Trust, Series ACC-13	19,531,478	488
American Media Operations, Inc.2,3,4	281,006	3
		2,008,008

INFORMATION TECHNOLOGY — 3.18%
Automatic Data Processing, Inc.	9,625,000	383,075
Microchip Technology Inc.1	14,128,000	338,507
Microsoft Corp.	12,095,000	335,394
Paychex, Inc.	9,293,000	264,014
Intel Corp.	11,500,000	219,765
Maxim Integrated Products, Inc.	12,000,000	200,040
Nintendo Co., Ltd.2	603,000	153,825
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	9,619,997	91,775
ZiLOG, Inc.3	455,000	1,229
		1,987,624

MISCELLANEOUS — 4.05%
Other common stocks in initial period of acquisition		2,529,578

Total common stocks (cost: $37,045,817,000)		36,952,674

Preferred stocks — 1.50%

FINANCIALS — 1.47%
Mizuho Capital Investment (USD) 2 Ltd. 14.95%4,5	159,702,000	201,109
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative4,5	50,000	42
SMFG Preferred Capital USD 3 Ltd. 9.50%4,5	166,310,000	182,525
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative4	5,600,000	5,610
Barclays Bank PLC 7.434%4,5	85,763,000	80,188
Barclays Bank PLC 8.55%4,5	10,518,000	10,150
Barclays Bank PLC 6.86%4,5	5,207,000	4,296
Barclays Bank PLC, Series 1, 6.278% noncumulative5	3,200,000	2,508
Barclays Bank PLC 5.926%4,5	1,000,000	790
Vornado Realty Trust, Series I, 6.625%	3,380,000	69,290
JPMorgan Chase & Co., Series I, 7.90%5	50,282,000	50,721
BNP Paribas 7.195%4,5	33,200,000	30,710
BNP Paribas Capital Trust 9.003% noncumulative trust4,5	8,000,000	7,960
Société Générale 5.922%4,5	48,073,000	38,272
Public Storage, Inc., Series F, 6.45%	1,000,000	21,250
Public Storage, Inc., Series V, 7.50% cumulative depositary shares	400,000	9,940
Woori Bank 6.208%4,5	35,420,000	26,967
PNC Preferred Funding Trust I 6.517%4,5	30,900,000	21,853
ILFC E-Capital Trust I 5.90%4,5	20,000,000	9,600
ILFC E-Capital Trust II 6.25%4,5	18,790,000	9,019
Wells Fargo & Co. 7.98%5	18,000,000	16,942
QBE Capital Funding II LP 6.797%4,5	18,715,000	15,250
AXA SA, Series B, 6.379%4,5	15,625,000	13,477
General Motors Corp. 7.00%4	19,991	12,209
Fannie Mae, Series O, 0%3,4,5	4,719,175	10,382
Fannie Mae, Series S, 8.25% noncumulative3	1,511,450	1,757
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up4,5	10,000,000	12,025
Resona Preferred Global Securities (Cayman) Ltd. 7.191%4,5	11,772,000	10,050
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative4,5	15,400,000	9,168
HBOS Capital Funding LP 6.071%4,5	12,400,000	8,246
Royal Bank of Scotland Group PLC, Series U, 7.64%5	16,800,000	8,242
Standard Chartered PLC 6.409%4,5	10,000,000	7,911
XL Capital Ltd., Series E, 6.50%5	10,000,000	7,713
Shinhan Bank 5.663% 20355	2,075,000	1,785
Shinhan Bank 6.819% 20365	400,000	344
Freddie Mac, Series V, 5.57%3	368,022	391
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative3,4	1,513,000	15
		918,707

MISCELLANEOUS — 0.03%
Other preferred stocks in initial period of acquisition		17,388

Total preferred stocks (cost: $1,053,009,000)		936,095

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 20103	18,316	—
XO Holdings, Inc., Series B, warrants, expire 20102,3	13,738	—
XO Holdings, Inc., Series C, warrants, expire 20103	13,738	—
GT Group Telecom Inc., warrants, expire 20102,3,4	15,000	—
		—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 20182,3,4	3,456	—

Total warrants (cost: $779,000)		—

Convertible securities — 2.18%	Shares or principal amount

HEALTH CARE — 0.64%
Schering-Plough Corp. 6.00% convertible preferred 2010	1,000,000	241,250
Mylan Inc. 6.50% convertible preferred 2010	140,000	144,200
Incyte Corp. 3.50% convertible notes 20114	$15,000,000	14,756
		400,206

MATERIALS — 0.34%
Cia. Vale do Rio Doce, Class A, 5.50% convertible preferred 2010	1,000,000	52,520
Cia. Vale do Rio Doce, Series 1, 5.50% convertible preferred 2010	2,590,000	127,040
Freeport-McMoRan Copper & Gold Inc. 6.75% convertible preferred 2010	290,000	31,030
		210,590

INFORMATION TECHNOLOGY — 0.23%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$102,245,000	74,894
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$78,525,000	66,550
		141,444

CONSUMER STAPLES — 0.22%
Archer Daniels Midland Co., 6.25% convertible preferred 2011, units	2,570,000	109,867
Bunge Ltd. 5.125% convertible preferred 2010	13,300	7,693
Bunge Ltd. 4.875% convertible preferred	272,700	21,982
		139,542

INDUSTRIALS — 0.13%
UAL Corp. 6.00% convertible notes 2029	$27,324,000	25,480
UAL Corp. 4.50% convertible notes 2021	$72,600,000	54,631
		80,111

ENERGY — 0.10%
El Paso Corp. 4.99% convertible preferred	73,150	64,153

FINANCIALS — 0.00%
Alexandria Real Estate Equities, Inc. 8.00% convertible notes 20291,4	$463,000	705

CONSUMER DISCRETIONARY — 0.00%
Ford Motor Co. 4.25% convertible notes 2036	$700	1

MISCELLANEOUS — 0.52%
Other convertible securities in initial period of acquisition		325,818

Total convertible securities (cost: $1,329,730,000)		1,362,570

Bonds & notes — 33.52%	Principal amount (000)

MORTGAGE-BACKED OBLIGATIONS6 — 5.60%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	$36,750	37,963
Fannie Mae 4.89% 2012	10,000	10,555
Fannie Mae 4.00% 2015	3,386	3,495
Fannie Mae 7.00% 2016	117	126
Fannie Mae 5.00% 2018	10,051	10,726
Fannie Mae 5.50% 2018	8,697	9,363
Fannie Mae 10.00% 2018	177	204
Fannie Mae 5.50% 2020	24,263	26,113
Fannie Mae 6.00% 2021	922	994
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	15,264	15,751
Fannie Mae 5.00% 2022	14,978	15,857
Fannie Mae 5.50% 2022	2,226	2,370
Fannie Mae 5.50% 2022	486	518
Fannie Mae 9.50% 2022	170	193
Fannie Mae 5.50% 2023	43,979	46,865
Fannie Mae 5.50% 2023	21,491	22,915
Fannie Mae 5.50% 2023	3,306	3,519
Fannie Mae 5.50% 2023	2,689	2,863
Fannie Mae 7.50% 2023	6	7
Fannie Mae 4.00% 2024	33,871	34,554
Fannie Mae 4.00% 2024	20,457	20,869
Fannie Mae 4.00% 2024	19,473	19,865
Fannie Mae 4.00% 2024	3,113	3,174
Fannie Mae 4.50% 2024	30,654	31,904
Fannie Mae 4.50% 2024	25,000	25,977
Fannie Mae 5.50% 2024	1,769	1,883
Fannie Mae 10.00% 2025	121	125
Fannie Mae, Series 2001-4, Class GA, 10.048% 20255	586	673
Fannie Mae, Series 2001-4, Class NA, 11.834% 20255	42	48
Fannie Mae 6.00% 2026	14,924	15,929
Fannie Mae 7.00% 2026	1,977	2,159
Fannie Mae 6.00% 2028	21,897	23,372
Fannie Mae 7.00% 2028	6,187	6,757
Fannie Mae 7.00% 2028	1,099	1,200
Fannie Mae 7.50% 2031	256	282
Fannie Mae, Series 2001-20, Class E, 9.627% 20315	492	565
Fannie Mae 5.50% 2033	3,321	3,514
Fannie Mae 4.604% 20355	3,741	3,882
Fannie Mae 5.00% 2035	89,158	92,683
Fannie Mae 5.50% 2035	12,477	13,190
Fannie Mae 5.50% 2035	5,731	6,072
Fannie Mae 6.50% 2035	364	394
Fannie Mae 7.00% 2035	6,278	6,868
Fannie Mae 5.50% 2036	29,326	30,985
Fannie Mae 6.00% 2036	17,016	18,146
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	6,798	7,260
Fannie Mae 6.50% 2036	12,080	12,959
Fannie Mae 5.50% 2037	78,923	83,474
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	20,606	21,813
Fannie Mae 5.50% 2037	16,105	17,027
Fannie Mae 5.635% 20375	13,620	14,449
Fannie Mae 6.00% 2037	297,857	317,277
Fannie Mae 6.00% 2037	64,342	68,537
Fannie Mae 6.00% 2037	27,169	28,940
Fannie Mae 6.00% 2037	25,292	27,036
Fannie Mae 6.00% 2037	17,352	18,473
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	15,539	16,662
Fannie Mae 6.00% 2037	9,176	9,813
Fannie Mae 6.00% 2037	8,030	8,549
Fannie Mae 6.00% 2037	7,012	7,439
Fannie Mae 6.00% 2037	2,031	2,157
Fannie Mae 6.50% 2037	13,165	14,154
Fannie Mae 6.50% 2037	11,152	11,994
Fannie Mae 6.50% 2037	11,161	11,973
Fannie Mae 6.50% 2037	10,201	10,924
Fannie Mae 6.50% 2037	8,688	9,341
Fannie Mae 7.00% 2037	19,761	21,579
Fannie Mae 7.00% 2037	11,958	12,968
Fannie Mae 7.00% 2037	11,078	12,014
Fannie Mae 7.00% 2037	8,103	8,788
Fannie Mae 7.50% 2037	18,619	20,229
Fannie Mae 7.50% 2037	3,264	3,546
Fannie Mae 7.50% 2037	2,332	2,534
Fannie Mae 7.50% 2037	1,252	1,360
Fannie Mae 7.50% 2037	946	1,022
Fannie Mae 7.50% 2037	747	807
Fannie Mae 8.00% 2037	1,158	1,229
Fannie Mae 8.00% 2037	1,061	1,127
Fannie Mae 4.50% 2038	12,872	13,042
Fannie Mae 5.50% 2038	80,846	85,267
Fannie Mae 5.50% 2038	37,042	39,051
Fannie Mae 5.50% 2038	29,029	30,607
Fannie Mae 5.50% 2038	19,015	20,050
Fannie Mae 6.00% 2038	27,631	29,415
Fannie Mae 6.00% 2038	14,998	15,967
Fannie Mae 6.00% 2038	9,694	10,320
Fannie Mae 6.00% 2038	2,987	3,178
Fannie Mae 6.50% 2038	8,981	9,655
Fannie Mae 6.50% 2038	6,855	7,370
Fannie Mae 6.50% 2038	4,756	5,113
Fannie Mae 5.00% 2039	23,458	24,355
Fannie Mae 6.00% 2039	81,434	86,641
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,217	1,314
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	832	913
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	581	649
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,315	1,448
Fannie Mae 6.50% 2047	4,838	5,177
Fannie Mae 6.50% 2047	4,664	4,991
Fannie Mae 6.50% 2047	3,914	4,189
Fannie Mae 6.50% 2047	3,543	3,792
Fannie Mae 6.50% 2047	3,396	3,635
Fannie Mae 6.50% 2047	1,880	2,012
Fannie Mae 6.50% 2047	1,407	1,506
Fannie Mae 6.50% 2047	1,032	1,104
Fannie Mae 7.00% 2047	5,333	5,784
Fannie Mae 7.00% 2047	3,342	3,624
Fannie Mae 7.00% 2047	2,924	3,172
Fannie Mae 7.00% 2047	2,681	2,908
Fannie Mae 7.00% 2047	1,571	1,704
Freddie Mac 8.50% 2010	3	3
Freddie Mac 5.00% 2018	6,181	6,605
Freddie Mac 5.50% 2018	3,049	3,286
Freddie Mac 11.00% 2018	105	120
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	26,542
Freddie Mac 5.50% 2019	8,217	8,856
Freddie Mac, Series 178, Class Z, 9.25% 2021	64	69
Freddie Mac, Series 2289, Class NB, 11.32% 20225	107	123
Freddie Mac 5.00% 2023	21,882	23,146
Freddie Mac 5.00% 2023	18,861	19,950
Freddie Mac 5.00% 2023	12,870	13,613
Freddie Mac 5.00% 2023	7,068	7,491
Freddie Mac 5.00% 2024	26,094	27,611
Freddie Mac 6.00% 2026	3,316	3,546
Freddie Mac 6.00% 2027	5,682	6,075
Freddie Mac 4.631% 20355	5,332	5,550
Freddie Mac 5.00% 2035	10,242	10,640
Freddie Mac, Series 3061, Class PN, 5.50% 2035	4,746	5,097
Freddie Mac 5.00% 2036	8,875	9,213
Freddie Mac, Series 3257, Class PA, 5.50% 2036	20,453	21,805
Freddie Mac 5.00% 2037	2,634	2,734
Freddie Mac, Series 3286, Class JN, 5.50% 2037	27,513	29,039
Freddie Mac, Series 3312, Class PA, 5.50% 2037	20,985	22,174
Freddie Mac, Series 3318, Class JT, 5.50% 2037	15,444	16,294
Freddie Mac, Series 3271, Class OA, 6.00% 2037	19,232	20,826
Freddie Mac 6.50% 2037	6,143	6,609
Freddie Mac 5.928% 20385	3,741	3,981
Freddie Mac 6.50% 2038	25,922	27,836
Freddie Mac 5.00% 2039	12,728	13,211
Freddie Mac 5.00% 2039	8,878	9,215
Freddie Mac 5.00% 2039	5,805	6,025
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	58,427	52,370
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	11,354	6,226
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	61	48
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	3,520	3,081
Countrywide Alternative Loan Trust, Series 2006-14CB, Class A-2, 0.644% 20365	4,727	1,827
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-4, 5.50% 2036	10,000	6,969
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.594% 20375	25,659	11,619
Countrywide Alternative Loan Trust, Series 2007-7T2, Class A-27, 6.00% 2037	14,216	9,006
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.813% 20475	9,894	6,042
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.886% 20475	15,371	9,355
Government National Mortgage Assn. 9.00% 2016	29	32
Government National Mortgage Assn. 8.50% 2017	7	7
Government National Mortgage Assn. 8.50% 2017	2	3
Government National Mortgage Assn. 8.50% 2021	139	156
Government National Mortgage Assn. 8.50% 2021	25	28
Government National Mortgage Assn. 8.50% 2021	5	5
Government National Mortgage Assn. 9.50% 2021	92	106
Government National Mortgage Assn. 10.00% 2021	906	1,048
Government National Mortgage Assn. 10.00% 2025	850	978
Government National Mortgage Assn. 6.00% 2038	59,624	63,695
Government National Mortgage Assn. 6.50% 2038	33,712	36,009
Government National Mortgage Assn. 6.50% 2038	2,589	2,765
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A2, 5.787% 20365	10,000	7,345
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.319% 20375	14,009	10,751
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 2-A3, 5.737% 20375	45,630	32,769
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.791% 20375	15,702	10,495
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.805% 20375	30,199	23,552
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.836% 20375	15,034	11,030
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20374	7,250	7,232
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20374	20,000	19,850
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20374	37,375	36,350
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20374	20,500	19,836
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20374	5,550	5,370
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,605	3,711
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,547	2,329
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	7,302	7,626
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	4,505	4,185
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	8,708	8,991
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	10,000	10,216
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910	7,271
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 20385	8,000	8,009
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 20405	3,050	3,059
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20405	10,900	10,878
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 20354	37,750	37,445
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 20364	9,000	9,215
Crown Castle Towers LLC, Series 2006-1, Class F, 6.65% 20364	16,575	16,610
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 20364	1,250	1,243
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.499% 20355	5,666	3,949
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.152% 20375	17,696	12,259
CHL Mortgage Pass-Through Trust, Series 2007-8, Class 1-A-1, 6.00% 2038	7,828	6,237
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.921% 20475	34,012	23,040
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.07% 20475	19,177	13,170
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	1,610	1,643
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	1,556	1,557
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	14,040	14,052
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	725	737
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	10,091	10,082
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,769	2,777
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 20455	14,700	14,198
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	9,088	9,092
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20364	12,000	11,946
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 20364	5,000	4,976
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 20364	18,000	17,918
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 20364	17,000	16,923
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 20364	1,670	1,662
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	15,000	15,416
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.265% 20445	22,000	22,146
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	12,500	12,306
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.059% 20375	14,133	7,663
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	30,328	22,300
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	24,827	16,013
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.624% 20365	6,008	3,800
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.857% 20365	10,077	7,905
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 2-A2, 5.861% 20365	6,877	4,672
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.905% 20365	24,832	17,625
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.853% 20375	9,701	6,847
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.905% 20475	5,932	3,620
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	2,423	2,400
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.336% 20445	13,000	13,147
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.334% 20455	17,000	17,400
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.589% 20365	14,706	11,160
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.922% 20365	31,645	19,273
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	9,526	9,844
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20455	3,000	2,987
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.219% 20455	17,730	17,046
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 3.869% 20355	11,884	8,310
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.547% 20355	20,000	15,798
Bear Stearns ARM Trust, Series 2006-2, Class 2-A-1, 5.65% 20365	4,633	3,250
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)5	27,410	24,446
Bank of America 5.50% 20124	22,500	23,963
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019	22,549	22,717
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20264	21,353	20,347
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	9,890	9,920
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20375	10,000	9,899
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20435	20,250	19,721
Nationwide Building Society, Series 2007-2, 5.50% 20124	17,500	18,767
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.529% 20355	3,468	2,633
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR5, Class 2-A7A, 6.204% 20365	23,160	13,195
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.606% 20375	5,056	2,917
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.207% 20425	17,875	18,497
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	5,678	5,248
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.661% 20365	11,284	9,273
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	11,508	11,427
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	3,003	3,048
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	5,833	4,340
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 5.252% 20355	8,618	5,462
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	6,449	4,144
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.364% 20465	13,798	13,190
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	11,479	11,851
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20305	11,422	11,451
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.73% 20365	2,000	1,487
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.767% 20375	13,875	9,432
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20332	10,661	10,745
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	9,575	9,799
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 20375	15,584	9,214
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.267% 20274,5	206	193
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.414% 20274,5	177	157
Structured Asset Securities Corp., Series 2005-3, Class 1-A-5, 5.00% 2035	10,692	8,538
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20354,5	9,284	8,185
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.414% 20375	12,826	6,843
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	6,832
Banc of America Funding Trust, Series 2007-7, Class 2-A-1, 6.00% 2037	9,135	6,703
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 20184	6,000	6,446
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 20154	6,000	6,189
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.853% 20365	9,375	6,160
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	6,219	5,792
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	263	265
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	3,013	3,042
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	2,521	2,542
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.657% 20314,5	18,246	464
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,391	1,408
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 4.239% 20365	2,882	1,814
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 5.93% 20365	851	474
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	228	213
		3,501,441

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 5.46%
U.S. Treasury 1.00% 2011	45,520	45,740
U.S. Treasury 1.125% 2011	57,260	57,437
U.S. Treasury 4.50% 2011	16,165	17,353
U.S. Treasury 4.625% 2011	372,750	401,668
U.S. Treasury 4.875% 2011	29,340	31,210
U.S. Treasury 1.50% 2012	4,365	4,393
U.S. Treasury 3.00% 20122,7	115,231	123,894
U.S. Treasury 2.75% 2013	69,000	71,248
U.S. Treasury 3.375% 2013	146,750	155,285
U.S. Treasury 3.50% 2013	52,000	55,240
U.S. Treasury 3.625% 2013	242,410	258,535
U.S. Treasury 4.25% 2013	110,582	120,530
U.S. Treasury 1.75% 2014	9,000	8,875
U.S. Treasury 1.875% 2014	76,000	75,195
U.S. Treasury 2.25% 2014	70,000	70,311
U.S. Treasury 4.25% 2014	91,000	99,386
U.S. Treasury 1.875% 20152,7	75,449	79,155
U.S. Treasury 2.375% 2016	8,600	8,373
U.S. Treasury 3.25% 2016	80,195	82,040
U.S. Treasury 3.25% 2016	35,200	36,006
U.S. Treasury 4.75% 2017	7,000	7,783
U.S. Treasury 8.875% 2017	17,500	24,413
U.S. Treasury 1.625% 20182,7	20,604	21,144
U.S. Treasury 3.50% 2018	284,000	289,458
U.S. Treasury 3.75% 2018	42,900	44,234
U.S. Treasury 2.75% 2019	2,800	2,661
U.S. Treasury 3.125% 2019	87,950	86,071
U.S. Treasury 8.125% 2019	24,000	33,353
U.S. Treasury 7.875% 2021	50,000	69,395
U.S. Treasury 6.25% 2023	255,190	316,635
U.S. Treasury 6.00% 2026	20,000	24,478
U.S. Treasury 6.50% 2026	14,385	18,543
U.S. Treasury 5.50% 2028	16,375	19,161
U.S. Treasury 3.375% 20322,7	10,718	13,297
U.S. Treasury 4.50% 2036	218,640	228,461
U.S. Treasury 4.375% 2038	24,065	24,644
U.S. Treasury 3.50% 2039	22,410	19,656
U.S. Treasury Principal Strip 0% 2039	16,000	4,456
Fannie Mae 5.25% 2012	74,000	79,094
Fannie Mae 4.625% 2013	80,000	84,453
Fannie Mae 6.25% 2029	47,000	56,284
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	12,000	12,419
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.289% 20125	5,100	5,105
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	4,400	4,456
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	11,750	11,952
CoBank ACB 7.875% 20184	10,000	10,167
CoBank ACB 0.899% 20224,5	8,315	5,688
Federal Agricultural Mortgage Corp. 4.875% 20114	11,000	11,585
Federal Agricultural Mortgage Corp. 5.50% 20114	3,000	3,208
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	13,375	13,952
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	12,500	12,902
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	12,500	12,756
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	12,000	12,513
Federal Home Loan Bank 5.25% 2014	11,125	12,456
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,516
		3,409,223

FINANCIALS — 4.65%
Simon Property Group, LP 4.875% 2010	5,000	5,040
Simon Property Group, LP 5.375% 2011	32,700	34,197
Simon Property Group, LP 6.35% 2012	5,000	5,392
Simon Property Group, LP 5.30% 2013	6,000	6,224
Simon Property Group, LP 6.75% 2014	17,510	18,859
Simon Property Group, LP 5.25% 2016	79,670	79,839
Simon Property Group, LP 6.10% 2016	5,550	5,777
Simon Property Group, LP 5.875% 2017	32,510	33,177
Simon Property Group, LP 6.125% 2018	42,390	43,989
Simon Property Group, LP 10.35% 2019	5,000	6,300
CIT Group Inc. 4.80% 2009	7	5
CIT Group Inc. 6.50% 2009	15	10
CIT Group Inc. 6.875% 2009	15,000	10,162
CIT Group Inc. 0.42% 20105	5,000	3,306
CIT Group Inc. 4.25% 2010	21,537	14,114
CIT Group Inc. 0.692% 20125	1,230	802
CIT Group Inc. 7.625% 2012	8,310	5,387
CIT Group Inc., Term Loan 2A, 9.75% 20125,6,8	112,100	111,764
CIT Group Inc., Term Loan, 13.00% 20125,6,8	70,000	73,058
CIT Group Inc. 5.40% 2013	511	331
Ford Motor Credit Co. 9.75% 20105	53,100	54,446
Ford Motor Credit Co. 7.25% 2011	4,450	4,367
Ford Motor Credit Co. 7.375% 2011	1,800	1,808
Ford Motor Credit Co. 9.875% 2011	32,650	33,410
Ford Motor Credit Co. 3.034% 20125	56,695	50,529
Ford Motor Credit Co. 7.80% 2012	3,500	3,429
Ford Motor Credit Co. 8.70% 2014	15,000	14,998
Ford Motor Credit Co. 8.00% 2016	5,375	5,199
Westfield Group 5.40% 20124	15,490	16,021
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	24,460	24,375
Westfield Group 7.50% 20144	20,000	21,806
Westfield Group 5.75% 20154	10,250	10,318
Westfield Group 5.70% 20164	47,925	46,941
Westfield Group 7.125% 20184	42,410	43,868
Liberty Mutual Group Inc. 6.50% 20354	26,275	21,380
Liberty Mutual Group Inc. 7.50% 20364	10,530	9,209
Liberty Mutual Group Inc., Series A, 7.80% 20874,5	20,070	17,060
Liberty Mutual Group Inc., Series C, 10.75% 20884,5	83,000	87,980
Residential Capital Corp. 8.375% 2010	22,000	16,720
General Motors Acceptance Corp. 6.875% 20114	58,489	56,734
General Motors Acceptance Corp. 7.25% 20114	13,998	13,893
General Motors Acceptance Corp. 6.875% 20124	6,851	6,543
General Motors Acceptance Corp. 7.00% 20124	21,516	20,763
General Motors Acceptance Corp. 7.50% 20134	6,484	6,063
General Motors Acceptance Corp. 2.561% 20144,5	10,438	8,050
General Motors Acceptance Corp. 8.00% 20184	6,366	5,284
Bank of America Corp. 4.25% 2010	840	864
Bank of America Corp. 4.375% 2010	10,199	10,488
Countrywide Financial Corp., Series A, 4.50% 2010	2,695	2,728
Bank of America Corp. 4.50% 2010	1,625	1,665
Countrywide Financial Corp., Series B, 5.80% 2012	16,495	17,559
Bank of America Corp., Series L, 7.375% 2014	12,000	13,449
Bank of America Corp. 5.30% 2017	45,500	44,513
Bank of America Corp. 5.75% 2017	15,500	15,786
Bank of America Corp. 6.10% 2017	12,500	12,669
Bank of America Corp. 5.65% 2018	1,850	1,873
NB Capital Trust II 7.83% 2026	5,575	5,380
NB Capital Trust IV 8.25% 2027	6,205	6,174
Zions Bancorporation 5.65% 2014	32,015	24,972
Zions Bancorporation 7.75% 2014	8,825	7,906
Zions Bancorporation 5.50% 2015	44,017	34,419
Zions Bancorporation 6.00% 2015	60,872	48,648
Realogy Corp., Letter of Credit, 3.271% 20135,6,8	15,403	12,913
Realogy Corp., Term Loan B, 3.287% 20135,6,8	45,545	38,182
Realogy Corp., Term Loan DD, 3.287% 20135,6,8	8,970	7,519
Realogy Corp. 10.50% 2014	18,015	12,971
Realogy Corp. 11.75% 20145,9	15,062	10,016
Realogy Corp., Second Lien Term Loan A, 13.50% 20176,8	18,000	18,547
Rouse Co. 3.625% 200910	32,561	28,491
Rouse Co. 7.20% 201210	28,039	25,235
Rouse Co. 5.375% 201310	2,770	2,451
Rouse Co. 6.75% 20134,10	13,400	11,993
Santander Issuances, SA Unipersonal 5.805% 20164,5	15,700	13,939
Sovereign Bancorp, Inc. 8.75% 2018	37,380	42,865
Santander Issuances, SA Unipersonal 6.50% 20194,5	10,800	11,151
Capital One Financial Corp. 6.25% 2013	20,000	21,520
Capital One Capital III 7.686% 20365	19,750	17,084
Capital One Capital IV 6.745% 20375	10,850	8,870
Capital One Capital V 10.25% 2039	13,250	15,160
Hospitality Properties Trust 6.75% 2013	28,915	28,681
Hospitality Properties Trust 7.875% 2014	13,000	13,383
Hospitality Properties Trust 5.125% 2015	2,160	1,940
Hospitality Properties Trust 6.30% 2016	2,400	2,227
Hospitality Properties Trust 5.625% 2017	1,485	1,297
Hospitality Properties Trust 6.70% 2018	16,175	14,965
ProLogis 5.50% 2012	2,292	2,324
ProLogis 7.625% 2014	10,000	10,618
ProLogis 5.625% 2015	6,765	6,466
ProLogis 5.625% 2016	3,750	3,456
ProLogis 6.625% 2018	25,175	24,326
ProLogis 7.375% 2019	15,000	15,073
SLM Corp., Series A, 4.50% 2010	4,000	3,945
SLM Corp., Series A, 0.512% 20115	5,000	4,337
SLM Corp., Series A, 5.40% 2011	15,000	14,166
SLM Corp., Series A, 0.582% 20145	10,000	7,016
SLM Corp., Series A, 5.00% 2015	12,000	9,472
SLM Corp., Series A, 8.45% 2018	24,500	21,609
Standard Chartered Bank 6.40% 20174	46,795	49,561
UniCredito Italiano SpA 5.584% 20174,5	32,750	30,288
UniCredito Italiano SpA 6.00% 20174	13,250	13,112
HVB Funding Trust I 8.741% 20314	4,670	4,162
HBOS PLC 6.75% 20184	34,625	32,026
HBOS PLC 6.00% 20334	300	213
HBOS PLC 5.375% (undated)4,5	20,000	15,100
UnumProvident Finance Co. PLC 6.85% 20154	28,500	28,399
Unum Group 7.125% 2016	18,265	18,802
Kimco Realty Corp. 6.00% 2012	3,250	3,402
Kimco Realty Corp., Series C, 5.783% 2016	22,000	21,725
Kimco Realty Corp. 5.70% 2017	21,985	21,161
National City Preferred Capital Trust I 12.00% (undated)5	37,250	42,651
Resona Bank, Ltd. 5.85% (undated)4,5	48,129	42,167
International Lease Finance Corp., Series R, 4.95% 2011	3,735	3,379
International Lease Finance Corp., Series Q, 5.45% 2011	2,930	2,610
International Lease Finance Corp., Series Q, 5.75% 2011	1,335	1,200
International Lease Finance Corp., Series R, 5.40% 2012	10,000	8,396
International Lease Finance Corp., Series R, 6.625% 2013	3,500	2,703
American General Finance Corp., Series I, 5.40% 2015	17,250	11,908
American General Finance Corp., Series J, 6.90% 2017	12,500	8,711
Goldman Sachs Group, Inc. 6.25% 2017	2,000	2,143
Goldman Sachs Group, Inc. 5.95% 2018	12,918	13,633
Goldman Sachs Group, Inc. 6.15% 2018	21,582	23,036
Korea Development Bank 5.30% 2013	29,600	30,891
Korea Development Bank 8.00% 2014	6,050	6,919
Fifth Third Capital Trust IV 6.50% 20675	51,165	36,967
Lazard Group LLC 7.125% 2015	29,222	30,035
Lazard Group LLC 6.85% 2017	5,322	5,396
Metropolitan Life Global Funding I, 5.125% 20134	10,000	10,598
MetLife Capital Trust IV 7.875% 20674,5	18,500	18,176
MetLife Capital Trust X 9.25% 20684,5	1,000	1,093
MetLife Inc. 10.75% 20695	2,500	3,037
HSBK (Europe) BV 7.75% 20134	2,165	2,057
HSBK (Europe) BV 7.25% 20174	36,110	30,513
Boston Properties, Inc. 5.875% 2019	30,500	30,827
Host Marriott, LP, Series M, 7.00% 2012	15,050	15,182
Host Marriott, LP, Series K, 7.125% 2013	8,750	8,750
Host Marriott, LP, Series O, 6.375% 2015	950	912
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	4,800	4,596
Host Hotels & Resorts LP 9.00% 20174	900	968
Developers Diversified Realty Corp. 4.625% 2010	6,165	6,087
Developers Diversified Realty Corp. 5.375% 2012	2,000	1,877
Developers Diversified Realty Corp. 5.50% 2015	12,752	11,161
Developers Diversified Realty Corp. 9.625% 2016	10,000	10,162
Nationwide Mutual Insurance Co. 5.81% 20244,5	10,000	7,809
Nationwide Mutual Insurance Co. 9.375% 20394	20,000	20,949
Prudential Financial, Inc., Series D, 6.10% 2017	5,000	5,142
Prudential Holdings, LLC, Series C, 8.695% 20234,6	17,250	17,713
Prudential Financial, Inc. 8.875% 20685	5,000	5,327
Citigroup Inc. 6.50% 2013	5,000	5,364
Citigroup Inc. 6.00% 2017	6,375	6,429
Citigroup Inc. 6.125% 2017	8,000	8,177
Citigroup Capital XXI 8.30% 20775	7,500	7,012
Catlin Insurance Ltd. 7.249% (undated)4,5	34,090	26,420
ERP Operating LP 5.50% 2012	4,000	4,189
ERP Operating LP 6.625% 2012	2,000	2,150
ERP Operating LP 5.20% 2013	2,500	2,589
ERP Operating LP 6.584% 2015	2,705	2,889
ERP Operating LP 5.75% 2017	1,660	1,674
ERP Operating LP 7.125% 2017	10,000	10,476
Lincoln National Corp. 5.65% 2012	12,000	12,498
Lincoln National Corp. 7.00% 20665	11,040	9,163
HSBC Holdings PLC 6.50% 2037	18,000	19,796
American Express Co. 6.15% 2017	12,610	13,318
American Express Co. 8.15% 2038	4,500	5,713
New York Life Global Funding 4.65% 20134	17,000	17,985
Monumental Global Funding 5.50% 20134	10,000	10,265
Monumental Global Funding III 0.484% 20144,5	8,000	6,700
Wells Fargo & Co. 4.375% 2013	10,850	11,306
Corestates Capital I 8.00% 20264	5,714	5,655
JPMorgan Chase & Co. 4.891% 20155	10,000	9,722
JPMorgan Chase & Co. 6.30% 2019	6,500	7,147
Morgan Stanley, Series F, 6.00% 2015	8,000	8,570
Morgan Stanley, Series F, 5.95% 2017	5,000	5,150
Morgan Stanley, Series F, 5.625% 2019	2,000	2,016
Development Bank of Singapore Ltd. 7.875% 20104	10,000	10,271
Development Bank of Singapore Ltd. 7.125% 20114	5,000	5,361
ZFS Finance (USA) Trust II 6.45% 20654,5	12,500	11,375
ZFS Finance (USA) Trust V 6.50% 20674,5	3,011	2,499
Barclays Bank PLC 5.20% 2014	10,000	10,674
Barclays Bank PLC 5.00% 2016	2,500	2,559
AXA SA 6.463% (undated)4,5	15,000	12,581
Genworth Financial, Inc. 6.15% 20665	17,665	11,968
Glen Meadow Pass-Through Trust 6.505% 20674,5	15,500	11,734
Principal Life Insurance Co. 5.30% 2013	10,000	10,300
Banco Mercantil del Norte, SA 6.135% 20164,5	2,000	1,958
Banco Mercantil del Norte, SA 6.862% 20214,5	6,850	6,178
Royal Bank of Scotland Group PLC 5.05% 2015	5,306	4,674
Royal Bank of Scotland Group PLC 6.99% (undated)4,5	6,000	3,364
Société Générale 5.75% 20164	7,800	8,012
Paribas, New York Branch 6.95% 2013	6,000	6,649
BNP Paribas 4.80% 20154	440	454
Nationwide Financial Services, Inc. 6.75% 20675	8,780	6,672
Northern Rock PLC 5.60% (undated)4,5	12,880	1,755
Northern Rock PLC 6.594% (undated)4,5	33,985	4,630
Charles Schwab Corp., Series A, 6.375% 2017	4,000	4,465
Schwab Capital Trust I 7.50% 20375	1,795	1,659
CNA Financial Corp. 5.85% 2014	5,625	5,336
Lehman Brothers Holdings Inc., Series I, 6.875% 201810	20,000	3,325
Credit Suisse Group AG 5.50% 2014	3,000	3,256
First Tennessee Bank 5.05% 2015	3,400	2,961
United Dominion Realty Trust, Inc. 5.00% 2012	2,500	2,542
TuranAlem Finance BV 8.25% 20374,10	10,000	2,500
Assurant, Inc. 5.625% 2014	2,295	2,366
LaBranche & Co Inc. 11.00% 2012	1,750	1,691
Ambac Financial Group, Inc. 6.15% 20875	8,405	925
Chubb Corp. 6.375% 20675	1,000	923
		2,903,850

CONSUMER DISCRETIONARY — 4.04%
CCH II, LLC and CCH II Capital Corp. 10.25% 201010	39,050	47,446
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20124	48,548	49,519
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 201310	33,350	36,602
Charter Communications Operating, LLC, Term Loan B, 6.25% 20145,6,8	49,444	45,114
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 20144	15,000	15,338
Charter Communications Operating, LLC, Term Loan B, 9.25% 20145,6,8	6,895	6,985
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	24,550	27,251
CCH I, LLC and CCH I Capital Corp. 11.00% 201510	1,725	354
Allison Transmission Holdings, Inc., Term Loan B, 3.00% 20145,6,8	112,350	99,745
Allison Transmission Holdings, Inc. 11.00% 20154	19,300	19,783
Allison Transmission Holdings, Inc. 12.00% 20154,5,9	50,700	50,447
NTL Cable PLC 8.75% 2014	30,564	31,328
NTL Cable PLC 9.125% 2016	32,000	33,120
NTL Cable PLC 9.50% 2016	86,065	91,444
Univision Communications, Inc., First Lien Term Loan B, 2.533% 20145,6,8	72,344	58,207
Univision Communications Inc. 12.00% 20144	11,435	12,421
Univision Communications Inc. 10.50% 20154,5,9	91,753	71,567
Michaels Stores, Inc., Term Loan B, 2.50% 20135,6,8	30,802	27,661
Michaels Stores, Inc. 10.00% 2014	77,625	78,013
Michaels Stores, Inc. 0%/13.00% 201611	2,245	1,605
News America Inc. 5.30% 2014	29,150	31,673
News America Holdings Inc. 8.00% 2016	6,000	7,026
News America Inc. 6.90% 2019	28,000	31,446
News America Inc. 6.65% 2037	22,000	23,052
News America Inc. 6.90% 20394	10,000	10,637
Time Warner Inc. 5.50% 2011	5,185	5,546
AOL Time Warner Inc. 6.75% 2011	3,815	4,077
AOL Time Warner Inc. 6.875% 2012	14,000	15,408
Time Warner Companies, Inc. 9.125% 2013	5,000	5,825
Time Warner Inc. 5.875% 2016	19,985	21,455
Time Warner Companies, Inc. 7.25% 2017	9,500	10,723
AOL Time Warner Inc. 7.625% 2031	10,750	12,056
Time Warner Inc. 6.50% 2036	17,000	17,325
Federated Retail Holdings, Inc. 5.35% 2012	4,490	4,428
Macy’s Retail Holdings, Inc. 8.875% 20155	17,510	18,604
Federated Retail Holdings, Inc. 5.90% 2016	56,600	52,496
Federated Retail Holdings, Inc. 6.375% 2037	14,300	11,726
Toys “R” Us, Inc. 7.625% 2011	38,345	38,537
Toys “R” Us-Delaware, Inc., Term Loan B, 4.494% 20125,6,8	14,940	14,508
Toys “R” Us, Inc. 10.75% 20174	30,000	32,700
MGM MIRAGE 8.50% 2010	49,305	49,182
MGM MIRAGE 6.75% 2012	9,150	7,869
MGM MIRAGE 6.75% 2013	8,200	6,806
MGM MIRAGE 13.00% 20134	10,725	12,226
MGM MIRAGE 10.375% 20144	1,675	1,792
MGM MIRAGE 7.50% 2016	4,000	3,080
MGM MIRAGE 11.125% 20174	2,450	2,707
Time Warner Cable Inc. 6.20% 2013	2,485	2,725
Time Warner Cable Inc. 7.50% 2014	10,400	11,982
Time Warner Cable Inc. 6.75% 2018	29,000	31,978
Time Warner Cable Inc. 8.25% 2019	2,000	2,410
Time Warner Cable Inc. 6.55% 2037	25,000	25,942
Cox Communications, Inc. 7.75% 2010	10,000	10,532
Cox Communications, Inc. 5.45% 2014	13,500	14,507
Cox Communications, Inc. 5.875% 20164	25,000	26,079
Cox Communications, Inc. 8.375% 20394	16,845	20,257
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	63,375	66,227
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	2,650	2,822
Comcast Corp. 5.50% 2011	2,590	2,725
Comcast Cable Communications, Inc. 6.75% 2011	4,660	4,952
Comcast Corp. 5.85% 2015	13,200	14,376
Comcast Corp. 5.90% 2016	10,000	10,740
Comcast Corp. 6.30% 2017	4,000	4,336
Comcast Corp. 6.45% 2037	10,800	11,108
Comcast Corp. 6.95% 2037	10,275	11,244
J.C. Penney Co., Inc. 8.00% 2010	25,705	26,058
J.C. Penney Co., Inc. 9.00% 2012	12,006	13,147
J.C. Penney Corp., Inc. 5.75% 2018	13,000	12,350
Royal Caribbean Cruises Ltd. 8.75% 2011	27,025	27,430
Royal Caribbean Cruises Ltd. 11.875% 2015	18,175	20,492
AMC Entertainment Inc. 8.75% 2019	42,400	43,672
Warner Music Group 7.375% 2014	22,665	21,645
Warner Music Group 9.50% 20164	17,300	18,554
Cinemark USA, Inc., Term Loan B, 2.04% 20135,6,8	3,686	3,497
Cinemark USA, Inc. 8.625% 20194	34,375	35,750
Dollar General Corp., Term Loan B2, 2.993% 20145,6,8	4,988	4,748
Dollar General Corp. 10.625% 2015	19,125	21,037
Dollar General Corp. 11.875% 20175,9	11,200	12,600
Boyd Gaming Corp. 7.75% 2012	28,400	28,329
Boyd Gaming Corp. 6.75% 2014	10,504	9,559
Regal Cinemas Corp., Series B, 9.375% 2012	7,250	7,304
Regal Cinemas Corp. 8.625% 20194	29,095	30,259
Tenneco Automotive Inc., Series B, 10.25% 2013	2,572	2,662
Tenneco Automotive Inc. 8.625% 2014	27,750	26,293
Tenneco Inc. 8.125% 2015	6,950	6,846
TL Acquisitions, Inc., Term Loan B, 2.74% 20145,6,8	4,639	4,031
Thomson Learning 10.50% 20154	33,050	31,398
Quebecor Media Inc. 7.75% 2016	24,450	24,267
Quebecor Media Inc. 7.75% 2016	11,195	11,111
CSC Holdings, Inc., Series B, 6.75% 2012	400	418
CSC Holdings, Inc. 8.50% 20144	16,175	17,166
CSC Holdings, Inc. 8.50% 20154	2,000	2,123
CSC Holdings, Inc. 8.625% 20194	14,375	15,525
Target Corp. 6.00% 2018	24,500	27,547
Target Corp. 7.00% 2038	5,000	5,855
Staples, Inc. 7.75% 2011	2,115	2,274
Staples, Inc. 7.375% 2012	9,000	9,841
Staples, Inc. 9.75% 2014	15,625	18,952
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	14,150	14,965
DaimlerChrysler North America Holding Corp. 7.30% 2012	7,875	8,581
DaimlerChrysler North America Holding Corp. 6.50% 2013	5,400	5,884
Marriott International, Inc., Series J, 5.625% 2013	8,330	8,629
Marriott International, Inc., Series I, 6.375% 2017	19,500	19,885
Technical Olympic USA, Inc. 9.00% 201010	10,675	4,964
Technical Olympic USA, Inc. 9.00% 201010	7,815	3,634
Technical Olympic USA, Inc. 9.25% 20114,10	33,175	15,426
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	24,535	23,431
Neiman Marcus Group, Inc. 9.00% 20155,9	12,147	10,810
Neiman Marcus Group, Inc. 10.375% 2015	11,250	9,956
Beazer Homes USA, Inc. 8.375% 2012	11,298	9,773
Beazer Homes USA, Inc. 8.125% 2016	13,050	9,331
Meritage Corp. 7.00% 2014	4,960	4,737
Meritage Homes Corp. 6.25% 2015	5,350	4,962
Meritage Corp. 7.731% 20174	9,500	8,028
Seminole Tribe of Florida 6.535% 20204,6	10,000	9,023
Seminole Tribe of Florida 7.804% 20204,6	9,450	8,382
KB Home 6.25% 2015	16,905	15,975
Kabel Deutschland GmbH 10.625% 2014	14,825	15,696
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	1,795
Mohegan Tribal Gaming Authority 6.125% 2013	4,175	3,340
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	3,490
Mohegan Tribal Gaming Authority 6.875% 2015	8,775	5,835
LBI Media, Inc. 8.50% 20174	19,605	13,846
Cooper-Standard Automotive Inc. 7.00% 201210	19,650	13,558
UPC Holding BV 9.875% 20184	12,500	13,281
Thomson Reuters Corp. 5.95% 2013	3,625	4,012
Thomson Reuters Corp. 6.50% 2018	8,000	9,105
Vidéotron Ltée 6.875% 2014	7,169	7,205
Vidéotron Ltée 6.375% 2015	4,905	4,807
Radio One, Inc. 6.375% 2013	22,565	11,395
Hanesbrands Inc., Series B, 4.593% 20145	12,300	11,131
Seneca Gaming Corp. 7.25% 2012	8,000	7,760
Seneca Gaming Corp., Series B, 7.25% 2012	3,275	3,177
Bon-Ton Department Stores, Inc. 10.25% 2014	12,850	10,666
DISH DBS Corp 7.875% 2019	10,000	10,288
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	10,055	10,206
American Media Operation 9.00% 20134,9	966	599
American Media Operation 14.00% 20134,5,9	15,329	9,427
ERAC USA Finance Co. 7.00% 20374	10,000	9,685
Education Management LLC and Education Management Finance Corp. 8.75% 2014	8,640	8,942
Education Management LLC and Education Management Finance Corp. 10.25% 2016	233	255
Princeton University 4.95% 2019	7,500	7,975
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 6.375% 2015	7,500	7,781
Standard Pacific Corp. 6.25% 2014	2,800	2,478
Standard Pacific Corp. 7.00% 2015	3,830	3,390
Wendy’s/Arby’s Group Inc. 10.00% 20164	5,400	5,778
Nordstrom, Inc. 6.25% 2018	5,000	5,290
Home Depot, Inc. 5.875% 2036	5,000	4,893
Visteon Corp. 7.00% 201410	18,000	4,770
Lowe’s Companies, Inc. 6.10% 2017	3,258	3,660
Goodyear Tire & Rubber Co. 5.01% 20095	3,000	3,000
Fox Acquisition LLC 13.375% 20164	4,175	2,943
WPP Finance (UK) 8.00% 2014	2,000	2,221
Walt Disney Co. 5.625% 2016	2,000	2,206
Sealy Mattress Co. 10.875% 20164	1,700	1,913
Local T.V. Finance LLC 10.00% 20154,5,9	5,014	1,792
Jarden Corp. 8.00% 2016	1,550	1,604
Delphi Automotive Systems Corp. 6.55% 200610	7,180	72
Delphi Automotive Systems Corp. 7.125% 202910	104,355	1,044
Ford Motor Co. 9.50% 2011	1,000	1,005
Kohl’s Corp. 6.875% 2037	500	573
		2,524,807

TELECOMMUNICATION SERVICES — 2.52%
Sprint Capital Corp. 7.625% 2011	3,100	3,150
Sprint Capital Corp. 8.375% 2012	12,500	12,719
Nextel Communications, Inc., Series E, 6.875% 2013	80,000	74,400
Nextel Communications, Inc., Series F, 5.95% 2014	64,030	56,106
Nextel Communications, Inc., Series D, 7.375% 2015	139,290	124,142
Verizon Communications Inc. 3.75% 20114	33,750	34,902
ALLTEL Corp. 7.00% 2012	17,686	19,631
Verizon Communications Inc. 5.55% 20144	37,250	40,626
Verizon Global Funding Corp. 4.90% 2015	3,560	3,800
Verizon Communications Inc. 5.50% 2017	18,000	19,103
Verizon Communications Inc. 6.10% 2018	11,300	12,296
Verizon Communications Inc. 8.75% 2018	15,000	18,765
Verizon Communications Inc. 6.35% 2019	6,025	6,698
Verizon Global Funding Corp. 7.75% 2030	6,705	8,042
Verizon Communications Inc. 6.25% 2037	50,000	52,423
Qwest Capital Funding, Inc. 7.90% 2010	42,010	42,640
Qwest Capital Funding, Inc. 7.25% 2011	83,120	83,536
Qwest Communications International Inc. 7.25% 2011	30,025	30,175
Qwest Corp. 8.875% 2012	12,400	13,113
Qwest Communications International Inc. 8.00% 20154	5,000	4,987
Qwest Capital Funding, Inc. 7.625% 2021	3,900	3,334
U S WEST Capital Funding, Inc. 6.875% 2028	18,815	14,629
SBC Communications Inc. 6.25% 2011	5,500	5,853
AT&T Wireless Services, Inc. 8.125% 2012	16,935	19,362
AT&T Inc. 4.95% 2013	34,375	36,712
AT&T Inc. 6.70% 2013	15,000	17,053
SBC Communications Inc. 5.10% 2014	3,500	3,779
SBC Communications Inc. 5.625% 2016	10,000	10,895
AT&T Inc. 5.80% 2019	17,250	18,506
AT&T Corp. 8.00% 20315	5,000	6,170
AT&T Inc. 6.55% 2039	5,000	5,427
Centennial Communications Corp. 6.04% 20135	47,300	47,182
Centennial Communications Corp. 10.00% 2013	3,775	3,997
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	15,500	16,081
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 20145	37,775	39,239
Cricket Communications, Inc. 9.375% 2014	71,300	69,517
Cricket Communications, Inc. 10.00% 2015	2,500	2,469
Cricket Communications, Inc. 7.75% 20164	32,650	32,732
American Tower Corp. 7.125% 2012	50,025	51,088
American Tower Corp. 4.625% 20154	10,000	10,131
American Tower Corp. 7.00% 2017	11,200	12,320
American Tower Corp. 7.25% 20194	24,050	26,515
Windstream Corp. 8.125% 2013	6,000	6,255
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	7,125	7,362
Windstream Corp. 8.625% 2016	58,100	59,988
Wind Acquisition SA 11.75% 20174	64,275	72,952
Telecom Italia Capital SA 4.00% 2010	1,470	1,479
Telecom Italia Capital SA 4.875% 2010	1,630	1,682
Telecom Italia Capital SA, Series B, 5.25% 2013	6,700	7,056
Telecom Italia Capital SA 5.25% 2015	20,000	20,755
Telecom Italia Capital SA 6.999% 2018	12,900	14,192
Telecom Italia Capital SA 7.175% 2019	10,000	11,106
Telecom Italia Capital SA 7.20% 2036	7,150	7,817
Telecom Italia Capital SA 7.721% 2038	6,600	7,677
Crown Castle International Corp. 9.00% 2015	33,850	35,796
Crown Castle International Corp. 7.75% 20174	13,750	14,506
Crown Castle International Corp. 7.125% 2019	15,000	14,850
MetroPCS Wireless, Inc., Term Loan B, 2.75% 20135,6,8	8,652	8,126
MetroPCS Wireless, Inc. 9.25% 2014	28,800	29,160
MetroPCS Wireless, Inc. 9.25% 2014	25,200	25,515
Vodafone Group PLC 5.625% 2017	11,975	12,793
Vodafone Group PLC 6.15% 2037	7,810	8,348
Deutsche Telekom International Finance BV 5.875% 2013	5,625	6,134
Deutsche Telekom International Finance BV 4.875% 2014	10,000	10,560
Deutsche Telekom International Finance BV 6.75% 2018	2,000	2,244
Intelsat, Ltd. 9.25% 2016	10,000	10,222
Intelsat Jackson Holding Co. 8.50% 20194	3,500	3,531
SBA Telecommunications, Inc. 8.00% 20164	9,675	10,062
Singapore Telecommunications Ltd. 6.375% 2011	4,825	5,247
Singapore Telecommunications Ltd. 7.375% 20314	3,800	4,740
Cincinnati Bell Inc. 7.25% 2013	9,500	9,749
France Télécom 7.75% 20115	8,500	9,191
Rogers Wireless Inc. 7.50% 2015	6,750	7,857
Koninklijke KPN NV 8.375% 2030	4,660	5,928
Trilogy International Partners LLC, Term Loan B, 3.783% 20125,6,8	5,250	4,384
Level 3 Financing, Inc. 9.25% 2014	4,000	3,580
Hawaiian Telcom Communications, Inc. 9.75% 201310	16,945	381
Hawaiian Telcom Communications, Inc. 8.765% 20135,10	15,920	279
Hawaiian Telcom Communications, Inc., Series B, 12.50% 201510	7,075	1
		1,575,750

INDUSTRIALS — 2.29%
Nielsen Finance LLC, Term Loan A, 2.249% 20135,6,8	8,728	8,103
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	65,850	68,155
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	38,275	41,050
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 201611	81,675	71,159
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	21,585	23,042
Nielsen Finance LLC, Term Loan 1L, 8.50% 20176,8	12,000	11,880
Continental Airlines, Inc. 8.75% 2011	27,750	25,391
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 20126	11,700	11,568
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20166	9,278	8,695
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20176	5,263	4,500
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20186	952	836
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20196	15,929	15,192
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20196	4,778	4,602
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20196	806	732
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20206	12,803	12,467
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20206	745	661
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20206	11,393	9,399
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20216	668	653
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20216	3,664	3,362
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20226	15,977	15,048
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20226	11,380	9,901
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20226	2,506	2,392
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20226	6,468	6,432
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20226	5,581	4,967
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20126	8,050	8,065
Northwest Airlines, Inc., Term Loan B, 3.79% 20135,6,8	5,244	4,300
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20146	46,035	43,791
Delta Air Lines, Inc., Series 1992-A2, 9.20% 20146,10	3,174	1,127
Northwest Airlines, Inc., Term Loan A, 2.04% 20185,6,8	55,991	43,953
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20246	18,109	16,015
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.283% 20145,6,8	66,881	53,468
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.283% 20145,6,8	3,325	2,658
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	5,300	4,147
Hawker Beechcraft Acquisition Co., LLC 9.625% 20155,9	12,085	8,354
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	4,105	2,761
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 20126	1,216	1,186
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20126	17,745	16,991
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20126	1,038	1,036
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20126	4,595	4,285
AMR Corp. 9.00% 2012	11,000	8,635
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20136	17,138	17,142
AMR Corp. 9.00% 2016	2,000	1,410
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20196	13,303	10,177
AMR Corp. 10.00% 2021	3,000	2,085
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 20226	6,590	5,371
US Investigations Services, Inc., Term Loan B, 3.292% 20155,6,8	18,619	17,199
US Investigations Services, Inc. 10.50% 20154	41,545	35,521
US Investigations Services, Inc. 11.75% 20164	15,775	12,620
Iron Mountain Inc. 8.00% 2020	12,000	12,270
Iron Mountain Inc. 8.375% 2021	45,000	46,800
Ashtead Group PLC 8.625% 20154	14,675	14,528
Ashtead Capital, Inc. 9.00% 20164	44,685	44,238
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 20116,10	5,302	7,118
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 20126	3,385	3,381
United Air Lines, Inc., Term Loan B, 2.313% 20145,6,8	44,512	35,164
United Air Lines, Inc., Series 1996-A2, 7.87% 20192,6,10	2,421	—
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20214,6	5,051	3,473
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20246	8,926	7,810
RailAmerica Inc. 9.25% 20174	39,175	41,134
Burlington Northern Santa Fe Corp. 7.00% 2014	23,600	26,983
Burlington Northern Santa Fe Corp. 4.70% 2019	10,000	10,074
BNSF Funding Trust I 6.613% 20555	2,910	2,760
ARAMARK Corp., Term Loan B, 2.158% 20145,6,8	11,664	10,726
ARAMARK Corp., Letter of Credit, 4.721% 20145,6,8	765	704
ARAMARK Corp. 3.983% 20155	8,050	7,165
ARAMARK Corp. 8.50% 2015	20,575	20,884
CEVA Group PLC 10.00% 20144	8,825	8,295
CEVA Group PLC, Bridge Loan, 7.494% 20152,5,6,8	32,191	21,246
CEVA Group PLC 11.625% 20164	1,550	1,581
Norfolk Southern Corp. 5.75% 20164	15,760	17,040
Norfolk Southern Corp. 5.75% 2018	12,000	13,065
Union Pacific Corp. 5.125% 2014	15,325	16,438
Union Pacific Corp. 5.75% 2017	2,065	2,213
Union Pacific Corp. 5.70% 2018	8,000	8,615
Koninklijke Philips Electronics NV 5.75% 2018	23,250	25,057
Allied Waste North America, Inc., Series B, 6.125% 2014	2,500	2,566
Allied Waste North America, Inc., Series B, 7.375% 2014	4,500	4,660
Allied Waste North America, Inc. 7.25% 2015	8,500	8,946
Allied Waste North America, Inc. 6.875% 2017	7,250	7,696
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	22,868	23,440
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 20114,6	18,464	19,193
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20134,6	2,348	2,419
BAE Systems Holdings Inc. 4.95% 20144	1,375	1,428
CSX Corp. 5.75% 2013	4,960	5,316
CSX Corp. 6.25% 2015	3,460	3,869
CSX Corp. 6.15% 2037	11,800	12,289
TransDigm Inc. 7.75% 2014	11,950	12,069
TransDigm Inc. 7.75% 20144	7,500	7,575
Nortek, Inc. 10.00% 2013	18,686	19,013
Waste Management, Inc. 5.00% 20141	7,000	7,302
WMX Technologies, Inc. 7.10% 20261	10,125	11,187
Sequa Corp., Term Loan B, 3.89% 20145,6,8	19,263	17,204
Caterpillar Financial Services Corp., Series F, 4.85% 2012	8,335	8,890
Caterpillar Financial Services Corp., Series F, 6.20% 2013	2,500	2,788
Caterpillar Financial Services Corp., Series F, 5.50% 2016	5,000	5,343
American Standard Inc. 7.625% 2010	16,501	16,744
USG Corp. 6.30% 2016	6,000	5,190
USG Corp. 9.25% 20185	10,500	10,369
Honeywell International Inc. 3.875% 2014	13,605	14,252
General Electric Co. 5.25% 2017	11,250	11,723
Kansas City Southern Railway Co. 13.00% 2013	8,625	9,876
Kansas City Southern Railway Co. 8.00% 2015	1,500	1,545
B/E Aerospace 8.50% 2018	9,525	9,930
Volvo Treasury AB 5.95% 20154	9,000	9,160
RBS Global, Inc. and Rexnord LLC 9.50% 2014	7,800	7,761
RBS Global, Inc. and Rexnord LLC 8.875% 2016	575	497
Atlas Copco AB 5.60% 20174	7,405	7,687
Navios Maritime Holdings Inc. 8.875% 20174	7,405	7,553
H&E Equipment Services, Inc. 8.375% 2016	7,800	7,546
Esco Corp. 4.174% 20134,5	3,725	3,418
Esco Corp. 8.625% 20134	4,000	3,970
Esterline Technologies Corp. 6.625% 2017	7,500	7,219
Atrium Companies, Inc., Term Loan B, 11.75% 20125,6,8,9	13,059	6,014
Atrium Companies, Inc. 15.00% 20124,9	7,408	148
John Deere Capital Corp. 5.40% 2011	2,000	2,153
John Deere Capital Corp. 5.10% 2013	500	538
John Deere Capital Corp., Series D, 5.50% 2017	2,500	2,706
Lockheed Martin Corp. 4.121% 2013	5,000	5,266
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	1,375	1,365
Alion Science and Technology Corp. 10.25% 2015	1,740	1,235
		1,428,304

HEALTH CARE — 1.85%
Tenet Healthcare Corp. 7.375% 2013	18,620	18,248
Tenet Healthcare Corp. 9.00% 20154	1,672	1,776
Tenet Healthcare Corp. 9.25% 2015	11,200	11,676
Tenet Healthcare Corp. 10.00% 20184	1,672	1,852
Tenet Healthcare Corp. 8.875% 20194	105,150	113,036
HealthSouth Corp. 7.218% 20145	40,525	39,917
HealthSouth Corp. 10.75% 2016	84,200	91,778
Boston Scientific Corp. 5.45% 2014	12,950	13,177
Boston Scientific Corp. 6.40% 2016	30,623	31,389
Boston Scientific Corp. 5.125% 2017	22,737	21,941
Boston Scientific Corp. 7.00% 2035	59,710	58,516
HCA Inc., Term Loan B1, 2.533% 20135,6,8	20,664	19,267
HCA Inc. 9.125% 2014	5,090	5,281
HCA Inc. 9.25% 2016	5,480	5,740
HCA Inc. 9.625% 20165,9	3,000	3,191
HCA Inc. 8.50% 20194	50,980	54,294
HCA Inc. 7.875% 20204	21,365	22,059
Elan Finance PLC and Elan Finance Corp. 4.44% 20115	20,780	19,221
Elan Finance PLC and Elan Finance Corp. 4.486% 20135	14,285	12,214
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	23,515	23,045
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	27,000	25,177
Roche Holdings Inc. 4.50% 20124	18,000	19,120
Roche Holdings Inc. 6.00% 20194	45,000	49,921
VWR Funding, Inc. 11.25% 20155,9	70,410	66,185
PTS Acquisition Corp. 10.25% 20155,9	59,012	51,635
Abbott Laboratories 5.125% 2019	44,000	46,730
Coventry Health Care, Inc. 5.875% 2012	13,500	13,634
Coventry Health Care, Inc. 6.30% 2014	26,750	26,320
Pfizer Inc. 4.45% 2012	13,000	13,793
Pfizer Inc. 5.35% 2015	20,000	22,108
Cardinal Health, Inc. 4.00% 2015	25,000	24,308
Cardinal Health, Inc. 5.80% 2016	10,000	10,047
Warner Chilcott Corp. 8.75% 2015	32,569	33,872
Team Finance LLC and Health Finance Corp. 11.25% 2013	26,600	28,063
GlaxoSmithKline Capital Inc. 4.85% 2013	13,500	14,571
GlaxoSmithKline Capital Inc. 5.65% 2018	7,705	8,496
Novartis Capital Corp. 4.125% 2014	17,250	18,238
Schering-Plough Corp. 6.00% 2017	13,843	15,578
Surgical Care Affiliates, Inc. 9.625% 20154,5,9	6,289	5,251
Surgical Care Affiliates, Inc. 10.00% 20174	9,500	8,027
UnitedHealth Group 6.00% 2017	12,430	13,038
Symbion Inc. 11.75% 20155,9	16,713	12,785
WellPoint, Inc. 6.00% 2014	10,000	10,834
Express Scripts Inc. 7.25% 2019	8,985	10,442
Viant Holdings Inc. 10.125% 20174	8,335	7,960
Humana Inc. 6.45% 2016	6,570	6,568
Merck & Co., Inc. 5.00% 2019	6,000	6,398
Biogen Idec Inc. 6.00% 2013	6,000	6,380
Hospira, Inc. 5.55% 2012	5,295	5,686
United Surgical Partners International Inc. 9.25% 20175,9	3,265	3,257
Bausch & Lomb Inc. 9.875% 2015	2,250	2,340
CHS/Community Health Systems, Inc. 8.875% 2015	205	212
		1,154,592

INFORMATION TECHNOLOGY — 1.71%
NXP BV and NXP Funding LLC 3.034% 20135	173,945	131,981
NXP BV and NXP Funding LLC 10.00% 201312	37,639	36,698
NXP BV and NXP Funding LLC 7.875% 2014	88,940	73,820
NXP BV and NXP Funding LLC 9.50% 2015	116,350	87,553
Freescale Semiconductor, Inc., Term Loan B, 1.996% 20135,6,8	63,312	51,555
Freescale Semiconductor, Inc. 4.174% 20145	15,500	11,237
Freescale Semiconductor, Inc. 8.875% 2014	83,180	68,000
Freescale Semiconductor, Inc. 9.875% 20145,9	29,250	22,084
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20146,8	10,475	10,750
Freescale Semiconductor, Inc. 10.125% 2016	46,949	33,568
Sanmina-SCI Corp. 3.049% 20104,5	1,732	1,723
Sanmina-SCI Corp. 6.75% 2013	28,475	27,194
Sanmina-SCI Corp. 3.049% 20144,5	23,750	21,494
Sanmina-SCI Corp. 8.125% 2016	69,305	66,533
Electronic Data Systems Corp., Series B, 6.00% 20135	35,000	38,806
Hewlett-Packard Co. 6.125% 2014	20,000	22,521
Hewlett-Packard Co. 5.50% 2018	9,500	10,300
Electronic Data Systems Corp. 7.45% 2029	6,555	8,077
First Data Corp., Term Loan B2, 3.036% 20145,6,8	66,662	57,375
First Data Corp. 9.875% 20152	8,425	7,625
KLA-Tencor Corp. 6.90% 2018	50,500	53,027
SunGard Data Systems Inc. 9.125% 2013	48,785	49,883
Jabil Circuit, Inc. 8.25% 2018	36,225	38,670
National Semiconductor Corp. 6.15% 2012	20,250	21,210
National Semiconductor Corp. 6.60% 2017	7,250	7,343
Ceridian Corp. 11.25% 2015	28,425	27,501
Celestica Inc. 7.625% 2013	23,320	24,020
Cisco Systems, Inc. 4.95% 2019	20,000	21,087
Serena Software, Inc. 10.375% 2016	13,430	12,960
Oracle Corp. 3.75% 2014	10,000	10,407
Sensata Technologies BV, Term Loan B, 2.031% 20135,6,8	3,744	3,223
Sensata Technologies BV 8.00% 20145	3,375	3,156
Hughes Communications, Inc. 9.50% 2014	4,650	4,755
		1,066,136

ENERGY — 1.40%
TransCanada PipeLines Ltd. 6.50% 2018	19,595	22,232
TransCanada PipeLines Ltd. 7.125% 2019	19,060	22,702
TransCanada PipeLines Ltd. 6.20% 2037	400	431
TransCanada PipeLines Ltd. 7.625% 2039	11,000	14,086
TransCanada PipeLines Ltd. 6.35% 20675	75,645	70,512
Ras Laffan Liquefied Natural Gas III 5.50% 20144	2,950	3,163
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20144,6	11,996	13,309
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20146	3,893	4,318
Ras Laffan Liquefied Natural Gas II 5.298% 20204,6	44,850	45,604
Ras Laffan Liquefied Natural Gas III 5.838% 20274,6	50,650	51,474
Williams Companies, Inc. 6.375% 20104	4,700	4,838
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000	10,828
Williams Companies, Inc. 7.125% 2011	38,750	41,262
Williams Companies, Inc. 8.125% 2012	14,810	16,140
Williams Companies, Inc. 8.75% 2020	9,625	11,051
Williams Companies, Inc. 7.875% 2021	14,900	16,290
Williams Companies, Inc. 8.75% 2032	14,530	16,903
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	5,623
Enbridge Energy Partners, LP 9.875% 2019	15,750	19,907
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	6,850
Enbridge Energy Partners, LP 8.05% 20775	20,045	18,819
Gaz Capital SA 6.51% 20224	26,200	23,842
Gaz Capital SA 7.288% 20374	20,650	19,359
Petroplus Finance Ltd. 6.75% 20144	5,065	4,761
Petroplus Finance Ltd. 7.00% 20174	20,550	18,700
Petroplus Finance Ltd. 9.375% 20194	12,475	12,569
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20144,6	22,398	22,398
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20146	10,217	10,217
Kinder Morgan Energy Partners LP 5.85% 2012	2,400	2,588
Kinder Morgan Energy Partners LP 5.125% 2014	10,325	10,768
Kinder Morgan Energy Partners LP 6.00% 2017	2,950	3,116
Kinder Morgan Energy Partners LP 9.00% 2019	11,770	14,373
Chevron Corp. 3.95% 2014	500	527
Chevron Corp. 4.95% 2019	26,300	28,239
Premcor Refining Group Inc. 6.125% 2011	14,500	15,233
Premcor Refining Group Inc. 6.75% 2011	11,150	11,485
BP Capital Markets PLC 3.625% 20144	10,000	10,369
BP Capital Markets PLC 3.875% 2015	11,800	12,282
Enbridge Inc. 5.60% 2017	20,400	21,777
Shell International Finance B.V. 4.00% 2014	20,000	21,038
Arch Coal Inc. 8.75% 20164	20,000	20,600
Petrobras International 5.75% 2020	17,225	17,259
Petrobras International 6.875% 2040	2,700	2,711
Enterprise Products Operating LP 4.95% 2010	2,400	2,436
Enterprise Products Operating LLC 5.65% 2013	10,000	10,620
Enterprise Products Operating LLC 7.00% 20672,5	7,475	6,634
ConocoPhillips 5.75% 2019	17,250	18,869
Energy Transfer Partners, LP 9.00% 2019	6,535	7,909
Energy Transfer Partners, LP 9.70% 2019	4,660	5,779
Sunoco, Inc. 4.875% 2014	5,310	5,410
Sunoco, Inc. 5.75% 2017	8,000	8,191
Rockies Express Pipeline LLC 6.25% 20134	770	837
Rockies Express Pipeline LLC 6.85% 20184	10,000	11,235
StatoilHydro ASA 3.875% 2014	10,000	10,505
Pemex Project Funding Master Trust 5.75% 2018	4,500	4,477
Pemex Project Funding Master Trust 6.625% 2035	5,000	4,891
Qatar Petroleum 5.579% 20114,6	8,890	9,192
XTO Energy Inc. 6.25% 2017	7,750	8,463
Canadian Natural Resources Ltd. 5.70% 2017	7,350	7,827
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	7,200	7,172
Devon Energy Corp. 5.625% 2014	3,000	3,261
Devon Energy Corp. 6.30% 2019	3,000	3,328
Husky Energy Inc. 5.90% 2014	1,500	1,631
Husky Energy Inc. 7.25% 2019	155	180
Husky Energy Inc. 6.80% 2037	4,425	4,707
PETRONAS Capital Ltd. 7.00% 20124	4,000	4,416
Delek & Avner-Yam Tethys Ltd. 5.326% 20134,6	2,160	2,177
Apache Corp. 6.90% 2018	1,800	2,132
Total Capital 3.125% 2015	2,000	2,024
TNK-BP Finance SA 7.50% 20164	1,500	1,519
		876,375

UTILITIES — 1.26%
Edison Mission Energy 7.50% 2013	35,525	33,216
Edison Mission Energy 7.75% 2016	35,300	30,535
Midwest Generation, LLC, Series B, 8.56% 20166	11,625	11,828
Edison Mission Energy 7.00% 2017	19,525	15,864
Edison Mission Energy 7.20% 2019	39,450	31,659
Homer City Funding LLC 8.734% 20266	12,405	11,908
Edison Mission Energy 7.625% 2027	20,850	14,804
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.744% 20145,6,8	29,133	22,630
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	111,144	79,468
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	41,665	29,790
Texas Competitive Electric Holdings Co. LLC 11.25% 20165,9	7,794	5,086
AES Corp. 9.375% 2010	4,802	4,970
AES Corp. 8.75% 20134	34,656	35,609
AES Corp. 7.75% 2015	10,000	10,113
AES Red Oak, LLC, Series A, 8.54% 20196	33,657	32,142
AES Red Oak, LLC, Series B, 9.20% 20296	7,000	6,265
Israel Electric Corp. Ltd. 7.25% 20194	1,800	1,982
Israel Electric Corp. Ltd. 9.375% 20204	36,715	45,479
Israel Electric Corp. Ltd. 8.10% 20964	4,905	5,000
NRG Energy, Inc. 7.25% 2014	7,825	7,786
NRG Energy, Inc. 7.375% 2016	40,225	40,074
NRG Energy, Inc. 7.375% 2017	1,400	1,389
MidAmerican Energy Co. 4.65% 2014	3,200	3,407
MidAmerican Energy Co. 5.95% 2017	10,625	11,641
MidAmerican Energy Holdings Co. 5.75% 2018	15,320	16,407
PacifiCorp. 5.50% 2019	5,000	5,425
MidAmerican Energy Holdings Co. 6.125% 2036	6,400	6,850
MidAmerican Energy Holdings Co. 6.50% 2037	3,000	3,350
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	6,000	6,537
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	7,500	7,964
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	4,250	4,605
Sierra Pacific Resources 8.625% 2014	2,725	2,802
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	1,675	1,820
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	14,618
Sierra Pacific Resources 6.75% 2017	3,000	2,963
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	27,850	30,331
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	6,000	7,994
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	26,800	30,837
Electricité de France SA 5.50% 20144	15,000	16,488
Electricité de France SA 6.95% 20394	8,000	9,729
Alabama Power Co., Series R, 4.70% 2010	1,250	1,296
Alabama Power Co., Series 2008-B, 5.80% 2013	4,500	5,000
Alabama Power Co., Series Q, 5.50% 2017	1,000	1,079
Alabama Power Co. 6.00% 2039	9,000	9,916
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20164	3,500	3,516
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20174	4,000	4,043
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20364	7,750	7,618
PG&E Corp. 5.75% 2014	9,000	9,834
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,372
E.ON International Finance BV 5.80% 20184	13,000	14,041
Progress Energy, Inc. 6.05% 2014	4,500	4,958
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,551
Union Electric Co. 5.40% 2016	8,000	8,270
Cilcorp Inc. 9.375% 2029	3,000	3,075
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,317
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	4,963
PSEG Power LLC 7.75% 2011	7,500	8,098
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,000	1,066
Veolia Environnement 5.25% 2013	8,000	8,522
AES Panamá, SA 6.35% 20164	4,500	4,293
Enersis SA 7.375% 2014	3,500	3,882
Intergen Power 9.00% 20174	3,000	3,135
Appalachian Power Co., Series M, 5.55% 2011	3,000	3,133
FPL Energy National Wind Portfolio, LLC 6.125% 20194,6	1,479	1,356
		789,699

CONSUMER STAPLES — 1.22%
Altria Group, Inc. 8.50% 2013	20,000	23,224
Altria Group, Inc. 9.70% 2018	18,000	22,196
Altria Group, Inc. 9.25% 2019	84,485	102,603
Altria Group, Inc. 9.95% 2038	23,500	30,736
Altria Group, Inc. 10.20% 2039	8,000	10,694
Diageo Capital PLC 7.375% 2014	47,510	55,391
Diageo Capital PLC 5.50% 2016	7,490	8,079
Anheuser-Busch InBev NV 4.125% 20154	14,950	15,091
Anheuser-Busch InBev NV 7.75% 20194	25,000	29,182
Anheuser-Busch InBev NV 5.375% 20204	4,950	5,042
Kroger Co. 7.50% 2014	15,000	17,325
Kroger Co. 6.40% 2017	17,950	19,898
Kroger Co. 6.80% 2018	830	946
Kroger Co. 6.15% 2020	2,595	2,847
Stater Bros. Holdings Inc. 8.125% 2012	22,625	22,851
Stater Bros. Holdings Inc. 7.75% 2015	17,750	17,617
PepsiCo, Inc. 7.90% 2018	30,000	37,766
SUPERVALU INC., Term Loan B, 1.531% 20125,6,8	1,514	1,450
SUPERVALU INC. 7.50% 2012	3,323	3,439
Albertson’s, Inc. 7.25% 2013	14,122	14,193
SUPERVALU INC. 7.50% 2014	1,000	1,003
SUPERVALU INC. 8.00% 2016	14,700	15,031
Albertson’s, Inc. 8.00% 2031	2,650	2,425
Constellation Brands, Inc. 8.125% 2012	11,250	11,377
Constellation Brands, Inc. 8.375% 2014	3,675	3,896
Constellation Brands, Inc. 7.25% 2017	21,000	21,158
Wesfarmers Ltd. 6.998% 20134	25,000	27,078
Coca-Cola Co. 4.875% 2019	25,000	26,563
Rite Aid Corp., Term Loan T4, 9.50% 20155,6,8	10,000	10,315
Rite Aid Corp. 9.75% 2016	10,000	10,850
Rite Aid Corp. 10.25% 20194	2,250	2,273
Rite Aid Corp. 6.875% 2028	2,300	1,276
CVS Caremark Corp. 5.789% 20264,6	4,210	4,051
CVS Caremark Corp. 6.036% 20286	13,054	12,856
CVS Caremark Corp. 6.943% 20306	5,787	5,973
Tyson Foods, Inc. 10.50% 2014	6,050	6,927
Tyson Foods, Inc. 7.85% 20165	11,500	11,845
Unilever Capital Corp. 3.65% 2014	17,500	18,179
Procter & Gamble Co. 3.50% 2015	17,250	17,791
Kimberly-Clark Corp. 7.50% 2018	13,500	16,790
Duane Reade Inc. 11.75% 20154	14,150	15,141
Safeway Inc. 6.25% 2014	4,000	4,422
Safeway Inc. 6.35% 2017	8,000	8,827
Kraft Foods Inc. 6.75% 2014	10,820	12,074
Vitamin Shoppe Industries Inc. 7.94% 20125	11,650	11,650
British American Tobacco International Finance PLC 9.50% 20184	8,705	11,231
Delhaize Group 6.50% 2017	3,850	4,221
Delhaize America, Inc. 9.00% 2031	5,000	6,459
Smithfield Foods, Inc., Series B, 7.75% 2013	2,800	2,520
Smithfield Foods, Inc. 10.00% 20144	5,050	5,328
Dole Food Co., Inc. 8.875% 2011	6,085	6,100
Tesco PLC 5.50% 20174	5,000	5,259
Elizabeth Arden, Inc. 7.75% 2014	3,150	3,040
		764,499

MATERIALS — 0.68%
Dow Chemical Co. 7.60% 2014	40,450	44,986
Dow Chemical Co. 8.55% 2019	38,300	43,797
Dow Chemical Co. 9.40% 2039	1,160	1,431
International Paper Co. 7.40% 2014	12,500	13,768
International Paper Co. 7.95% 2018	36,545	40,799
International Paper Co. 9.375% 2019	10,005	12,132
Owens-Brockway Glass Container Inc. 8.25% 2013	19,165	19,644
Owens-Brockway Glass Container Inc. 7.375% 2016	29,805	30,252
Nalco Co. 7.75% 2011	3,370	3,391
Nalco Co. 8.875% 2013	1,000	1,035
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	7,200	7,452
Nalco Co., Term Loan B, 5.75% 20165,6,8	5,512	5,617
Nalco Co. 8.25% 20174	17,595	18,563
Rio Tinto Finance (USA) Ltd. 5.875% 2013	10,000	10,786
Rio Tinto Finance (USA) Ltd. 8.95% 2014	6,500	7,689
Rio Tinto Finance (USA) Ltd. 9.00% 2019	5,000	6,231
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	15,030	16,137
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	6,625	7,132
BHP Billiton Finance (USA) Ltd. 5.50% 2014	17,595	19,347
Georgia-Pacific Corp. 8.125% 2011	5,875	6,139
Georgia-Pacific Corp., First Lien Term Loan B, 2.302% 20125,6,8	4,819	4,648
Georgia-Pacific LLC 8.25% 20164	7,315	7,791
ArcelorMittal 6.125% 2018	17,500	17,313
AMH Holdings, Inc. 11.25% 2014	12,905	11,937
Associated Materials Inc. 9.875% 20164	825	850
Graphic Packaging International, Inc. 9.50% 20174	9,000	9,495
Graphic Packaging International, Inc. 9.50% 20174	2,150	2,268
Georgia Gulf Corp., Term Loan, Revolver 6.50% 20111,5,6,8,13	3,400	3,278
Georgia Gulf Corp., Term Loan B, 10.00% 20131,5,6,8	6,212	6,209
FMG Finance Pty Ltd. 10.625% 20164	6,000	6,615
Ball Corp. 7.125% 2016	3,700	3,802
Ball Corp. 7.375% 2019	2,125	2,184
CRH America Inc. 6.95% 2012	815	884
CRH America, Inc. 6.00% 2016	220	228
CRH America, Inc. 8.125% 2018	2,595	3,001
Airgas, Inc. 7.125% 20184	3,500	3,631
Rockwood Specialties Group, Inc. 7.50% 2014	3,240	3,256
Reynolds Group 7.75% 20162,4	2,880	2,842
Arbermarle Corp. 5.10% 2015	2,570	2,512
Ashland Inc., Term Loan B, 7.65% 20145,6,8	2,336	2,385
Plastipak Holdings, Inc. 8.50% 20154	2,275	2,286
Newpage Corp. 11.375% 20144	2,015	2,020
Stora Enso Oyj 6.404% 20164	2,000	1,825
Solutia Inc. 8.75% 2017	1,680	1,747
Smurfit Capital Funding PLC 7.50% 2025	2,175	1,729
Corporación Nacional del Cobre de Chile 6.375% 20124	1,500	1,650
Rock-Tenn Co. 9.25% 20164	1,430	1,537
Praxair, Inc. 4.375% 2014	1,000	1,069
C10 Capital (SPV) Ltd. 6.722% (undated)4,5	1,300	924
Holcim Ltd. 6.00% 20194	800	827
Neenah Paper, Inc. 7.375% 2014	90	77
		427,148

ASSET-BACKED OBLIGATIONS6 — 0.56%
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	17,500	17,780
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	24,500	25,720
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	12,000	12,413
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	7,000	7,193
AmeriCredit Automobile Receivables Trust, Series 2008-A-F, Class A-4, FSA insured, 6.96% 2014	15,000	15,821
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20124	4,225	4,316
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20124	2,041	2,069
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20134	8,411	8,558
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20144	10,000	10,365
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	20,778	21,540
American Express Issuance Trust, Series 2005-1, Class C, 0.575% 20115	17,500	17,251
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	6,950	7,069
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	8,743
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	14,000	14,422
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 20144	13,364	13,693
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	302	303
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	11,500	11,515
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	10,000	10,721
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.385% 20375	5,498	3,464
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.395% 20375	23,031	5,567
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	8,265	9,001
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 5.488% 20355	10,104	8,495
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	7,992	8,175
Washington Mutual Master Note Trust, Series 2007-C1, Class C-1, 0.645% 20144,5	7,550	7,496
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 20375	5,000	2,885
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 20375	10,000	4,499
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.374% 20265	4,664	2,073
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.375% 20295	9,010	4,609
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 20114	6,375	6,516
Home Equity Asset Trust, Series 2004-7, Class M-1, 0.864% 20355	10,000	5,556
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	2,000	2,068
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	3,000	3,230
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 20134	5,000	5,204
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	13,938	5,010
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 0.845% 20135	5,000	4,940
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20335	5,114	4,755
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	4,326	4,360
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 2.495% 20165	4,600	4,350
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 20134	3,765	3,871
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.375% 20135	3,846	3,692
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	4,020	3,536
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.844% 20335	116	90
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 0.994% 20345	5,492	3,551
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	8,930	3,430
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 20365	2,534	394
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 20365	5,269	405
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.344% 20375	23,339	1,027
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20375	13,753	1,514
BA Credit Card Trust, Series 2007-2, Class C-2, 0.515% 20125	3,315	3,287
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	3,062	3,121
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 20142,4	3,361	2,956
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 20365	9,012	2,945
SACO I Trust, Series 2006-7, Class A, 0.374% 20365	15,369	1,194
SACO I Trust, Series 2006-12, Class I-A, 0.384% 20365	9,457	1,119
First Franklin Mortgage Loan Trust, Series 2006-FFA, Class A-3, 0.364% 20265	13,501	1,445
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	1,167	1,173
NovaStar Mortgage Funding Trust, Series 2004-4, Class B-1, 1.944% 20355	7,500	694
Long Beach Mortgage Loan Trust, Series 2006-A, Class A-1, 0.334% 20365	15,825	443
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 0.544% 20375	3,588	54
		351,686

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.22%
United Mexican States Government Global 6.375% 2013	5,550	6,099
United Mexican States Government Global 5.875% 2014	20,000	21,357
United Mexican States Government Global 11.375% 2016	9,118	12,446
United Mexican States Government Global 5.625% 2017	3,640	3,795
United Mexican States Government Global 6.75% 2034	7,740	8,437
United Mexican States Government Global 6.05% 2040	2,000	2,018
Russian Federation 8.25% 20106	333	341
Russian Federation 7.50% 20306	18,114	20,342
Croatian Government 6.75% 20194	12,840	12,982
Polish Government 6.375% 2019	9,985	11,045
France Government Agency-Guaranteed, Société Finance 2.875% 20144	10,000	10,025
Brazil (Federal Republic of) Global 6.00% 2017	6,000	6,444
Brazil (Federal Republic of) Global 8.00% 20186	3,022	3,468
State of Qatar 9.75% 2030	4,000	5,900
Banque Centrale de Tunisie 7.375% 2012	3,500	3,872
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500	3,156
South Africa (Republic of) 6.875% 2019	2,050	2,299
Corporación Andina de Fomento 5.75% 2017	2,000	2,054
Peru (Republic of) 7.125% 2019	1,080	1,223
		137,303

MUNICIPALS — 0.01%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	3,087	2,534
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	534	463
		2,997

MISCELLANEOUS — 0.05%
Other bonds & notes in initial period of acquisition		30,685

Total bonds & notes (cost: $21,004,699,000)		20,944,495

Short-term securities — 3.03%

U.S. Treasury Bills 0.22%–0.34% due 5/6–9/23/2010	413,500	412,771
Fannie Mae 0.16%–0.36% due 11/18/2009–10/4/2010	392,411	391,394
Freddie Mac 0.135%–0.245% due 2/16–3/30/2010	298,700	298,532
International Bank for Reconstruction and Development 0.24% due 2/8/2010	95,000	94,972
Federal Farm Credit Banks 0.29%–0.70% due 12/22/2009–7/13/2010	94,600	94,508
Coca-Cola Co. 0.17%–0.22% due 11/20/2009–1/12/20104	83,800	83,772
Straight-A Funding LLC 0.20%–0.21% due 11/24–12/18/20094	83,500	83,482
Wal-Mart Stores Inc. 0.11%–0.13% due 11/30–12/2/20094	79,438	79,429
E.I. duPont de Nemours and Co. 0.12% due 11/4/20094	50,000	49,999
Microsoft Corp. 0.13% due 1/12/20104	49,725	49,708
Private Export Funding Corp. 0.21%–0.29% due 2/19–4/5/20104	49,700	49,678
Procter & Gamble International Funding S.C.A. 0.23% due 1/13/20104	49,200	49,183
NetJets Inc. 0.14% due 11/30/20094	46,800	46,794
Federal Home Loan Bank 0.163%–0.35% due 12/4/2009–10/4/2010	42,300	42,192
Bank of America Corp. 0.09%–0.10% due 11/2/2009	22,600	22,600
Abbott Laboratories 0.20% due 11/16/20094	19,900	19,898
Paccar Financial Corp. 0.19% due 1/14/2010	13,100	13,094
Honeywell International Inc. 0.15% due 12/16/20094	12,900	12,895
Jupiter Securitization Co., LLC 0.19% due 11/5/20094	2,900	2,900

Total short-term securities (cost: $1,897,440,000)		1,897,801

Total investment securities (cost: $62,331,474,000)		62,093,635
Other assets less liabilities		392,107

Net assets		$62,485,742

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.

2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $10,174,090,000, which represented 16.28% of the net assets of the fund. This amount includes $9,882,073,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Security did not produce income during the last 12 months.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,656,412,000, which represented 7.45% of the net assets of the fund.

5Coupon rate may change periodically.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Index-linked bond whose principal amount moves with a government retail price index.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $970,310,000, which represented 1.55% of the net assets of the fund.

9Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
10Scheduled interest and/or principal payment was not received.
11Step bond; coupon rate will increase at a later date.

12Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 7/17/2009 at a cost of $29,810,000) may be subject to legal or contractual restrictions on resale.

13Unfunded loan commitment; the total value of all unfunded loan commitments was $1,358,000, which represented less than .01% of net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended October 31, 2009, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 10/31/09 (000)

Waste Management, Inc.	26,835,500	—	—	26,835,500	$7,782	$801,845
WMX Technologies, Inc. 7.10% 2026	$10,125,000	—	—	$10,125,000	180	11,187
Waste Management, Inc. 5.00% 2014	$7,000,000	—	—	$7,000,000	88	7,302
Waste Management, Inc. 7.375% 2019	$7,200,000	—	$7,200,000	—	90	—
Weyerhaeuser Co.	10,728,000	—	—	10,728,000	—	389,856
Weyerhaeuser Co. 6.875% 2033	$2,500,000	—	$2,500,000	—	39	—
Weyerhaeuser Co. 7.375% 2032	$1,500,000	—	$1,500,000	—	25	—
Microchip Technology Inc.	14,128,000	—	—	14,128,000	4,789	338,507
MeadWestvaco Corp.	10,600,696	—	500,000	10,100,696	—	230,599
First Niagara Financial Group, Inc.	9,730,000	1,920,000	—	11,650,000	—	149,586
Arthur J. Gallagher & Co.	5,000,000	1,000,000	—	6,000,000	1,920	133,860
Alexandria Real Estate Equities, Inc.	2,450,000	—	—	2,450,000	858	132,716
Alexandria Real Estate Equities, Inc.
8.00% convertible notes 2029	$463,000	—	—	$463,000	9	705
De La Rue PLC	6,369,718	—	—	6,369,718	—	95,526
Macquarie Korea Infrastructure Fund	21,541,078	—	—	21,541,078	—	90,674
Applied Industrial Technologies, Inc.	2,738,790	—	—	2,738,790	411	55,406
Georgia Gulf Corp.	—	2,659,046	—	2,659,046	—	38,210
Georgia Gulf Corp., Term Loan B,
10.00% 2013	$6,246,177	—	$34,635	$6,211,542	162	6,209
Georgia Gulf Corp., Term Loan,
Revolver, 6.50% 2011	$4,250,000	—	$850,000	$3,400,000	20	3,278
Georgia Gulf Corp. 10.00%
convertible preferred	2,545,684	—	2,545,684	—	—	—
Georgia Gulf Corp.	113,556	18	113,574	—	—	—
Clarent Hospital Corp.	484,684	—	—	484,684	—	24
Hospitality Properties Trust 6.75% 2013*	$28,915,000	—	—	$28,915,000	678	—
Hospitality Properties Trust 6.70% 2018*	$16,175,000	—	—	$16,175,000	272	—
Hospitality Properties Trust 7.875% 2014*	—	$13,000,000	—	$13,000,000	81	—
Hospitality Properties Trust 6.30% 2016*	$2,400,000	—	—	$2,400,000	42	—
Hospitality Properties Trust 5.125% 2015*	$2,160,000	—	—	$2,160,000	40	—
Hospitality Properties Trust 5.625% 2017*	$1,485,000	—	—	$1,485,000	28	—
Hospitality Properties Trust*	6,000,000	—	—	6,000,000	—	—
					$17,514	$2,485,490

*Unaffiliated issuer at 10/31/2009.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of October 31, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Industrials	$3,413,016	$1,284,610	*	$—	$4,697,626
Consumer staples	3,843,566	744,573	*	—	4,588,139
Utilities	2,485,399	1,732,902	*	—	4,218,301
Telecommunication services	2,254,849	1,949,872	*	—	4,204,721
Financials	1,983,613	1,822,205	*	—	3,805,818
Energy	3,012,229	455,152	*	—	3,467,381
Health care	3,217,441	112,543	*	24	3,330,008
Materials	1,750,289	365,181	*	—	2,115,470
Consumer discretionary	1,610,236	397,769	*	3	2,008,008
Information technology	1,833,799	153,825	*	—	1,987,624
Miscellaneous	1,663,685	865,893	*	—	2,529,578
Preferred stocks	100,480	835,615		—	936,095
Convertible securities	705,907	656,663		—	1,362,570
Bonds & notes:
Corporate bonds & notes	—	13,489,914		21,246	13,511,160
Mortgage-backed obligations	—	3,490,696		10,745	3,501,441
Bonds & notes of U.S. government & government agencies	—	3,409,223		—	3,409,223
Asset-backed obligations	—	348,730		2,956	351,686
Bonds & notes of governments &
government agencies outside the U.S.	—	137,303		—	137,303
Municipals	—	2,997		—	2,997
Miscellaneous	—	30,685		—	30,685
Short-term securities	—	1,897,801		—	1,897,801
Total	$27,874,509	$34,184,152		$34,974	$62,093,635

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended October 31, 2009 (dollars in thousands):

	Beginning	Net	Net	Net	Net transfers	Ending
	value	purchases	realized	unrealized	out of	value
	at 8/1/2009	and sales	loss	appreciation	Level 3	at 10/31/2009
Investment securities	$109,955	$(67,504)	$(21,932)	$48,624	$(34,169)	$34,974

Net unrealized appreciation during the period on Level 3 investment securities held at October 31, 2009 (dollars in thousands):						$7,943

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $9,882,073,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,748,530
Gross unrealized depreciation on investment securities	(5,004,106)
Net unrealized depreciation on investment securities	(255,576)
Cost of investment securities for federal income tax purposes	62,349,211

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-906-1209O-S21450

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA, INC.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: December 29, 2009

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: December 29, 2009